Segment, Product and Geographic Information - Revenues from significant customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment, Product and Geographic Information
Revenues	$ 832,173	$ 906,802	$ 945,428
Driver IC Segment
Segment, Product and Geographic Information
Revenues	238,158	281,421	337,300
Driver IC Segment | Customer A and Its affiliates
Segment, Product and Geographic Information
Revenues	176,457	207,725	234,581
Driver IC Segment | Customer C
Segment, Product and Geographic Information
Revenues	61,701	73,696	102,719
Non-driver Products Segment
Segment, Product and Geographic Information
Revenues	26,702	33,144	37,890
Non-driver Products Segment | Customer A and Its affiliates
Segment, Product and Geographic Information
Revenues	23,648	31,276	36,770
Non-driver Products Segment | Customer C
Segment, Product and Geographic Information
Revenues	$ 3,054	$ 1,868	$ 1,120